Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment
	December 31, 2022	December 31, 2023
	RMB	RMB

Office and other equipment	18,167,730	20,395,676
Leasehold improvements	16,904,137	16,192,039
Motor vehicles	2,372,413	3,095,131
Less: accumulated depreciation	(35,160,018)	(31,523,896)
Total	2,284,262	8,158,950